LEASES - Balance Sheet Information (Details) - Vimeo Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Other non-current assets	$ 1,588	$ 2,588
Liabilities [Abstract]
Current lease liabilities	642	1,294
Long-term lease liabilities	1,027	3,287
Total lease liabilities	$ 1,669	$ 4,581
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent